Leases - Summary of Maturity Analysis of Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	$ 1,991	$ 2,242
1 year or less [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	286	415
1-2 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	218	240
2-3 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	198	194
3-4 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	195	180
4-5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	195	181
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	$ 899	$ 1,032